Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Components of Loss from Continuing Operations Before Income Taxes

The components of loss from continuing operations before income taxes are as follows:

	Year ended December 31,
	2024	2023	2022
Loss from continuing operations before income taxes:
Chinese Mainland	(342,851,600)	(594,685,363)	(506,323,501)
Hong Kong S.A.R and overseas entities	(115,462,389)	(244,947,368)	(238,424,750)
Loss continuing operations before income taxes:	(458,313,989)	(839,632,731)	(744,748,251)

Schedule of Components of Income Tax Expense

The components of income tax expense for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year ended December 31,
	2024	2023	2022
Current income tax expense
- Chinese Mainland	2,096,534	97,241	-
- Others	18,481	-	-
Total current tax provision	2,115,015	97,241	-

Total income tax expense	2,115,015	97,241	-

Schedule of Income Tax Rate

Reconciliation of the differences between PRC statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year ended December 31,
	2024	2023	2022
PRC statutory tax rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax rate differential for non-PRC entities	6.5%	7.1%	7.9%
Effect of non-deductible expenses	1.2%	0.6%	0.1%
Effect of tax-exempt income	(0.1)%	-	-
Change in valuation allowance	17.9%	17.3%	17.0%

Actual income tax rate	0.5%	0.0%	-

Schedule of Deferred Income Tax Assets

Deferred income tax assets

	As of Decermber 31,
	2024	2023
Operating losses carryforwards	409,124,311	356,759,527
Contract liabilities	6,644,531	7,816,022
Impairment losses	26,434,674	28,851,871
Advertising expenses	-	4,370,405
Operating lease liabilities	139,547,582	210,873,365
Other current liabilities	31,384,591	31,132,869
Property and equipment	7,164,319	2,776,777

Total gross deferred tax assets	620,300,008	642,580,836

Less: valuation allowances	(482,127,651)	(418,748,714)

Deferred tax assets, net of valuation allowance	138,172,357	223,832,122

Operating right-of-use assets	(123,327,098)	(196,359,374)
Property and equipment	(14,845,259)	(27,472,748)

Deferred tax liability	(138,172,357)	(223,832,122)

Deferred tax assets	138,172,357	223,832,122
Deferred tax liabilities	(138,172,357)	(223,832,122)
Net deferred tax assets	-	-

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	Year ended December 31, 2024
	2024	2023
Balance at the beginning of the year	418,748,714	275,431,351
Increases in the year	82,215,410	144,963,545
Decrease due to expiration of loss carry forwards	(18,836,473)	(1,646,182)

Balance at the end of the year	482,127,651	418,748,714